                            -  BT PYRAMID MUTUAL FUNDS  -

                            ------------------------------

                                BT INSTITUTIONAL ASSET
                                   MANAGEMENT FUND

                            ------------------------------

                                  SEMI-ANNUAL REPORT
                                 --------------------
                                    SEPTEMBER-1997

--------------------------------------------------------------------------------
BT INSTITUTIONAL ASSET MANAGEMENT FUND

TABLE OF CONTENTS
--------------------------------------------------------------------------------

Letter to Shareholders . . . . . . . . . . . . . . . . . . . . . . . . . . .3

BT Institutional Asset Management Fund
  Statement of Assets and Liabilities. . . . . . . . . . . . . . . . . . . .6
  Statement of Operations. . . . . . . . . . . . . . . . . . . . . . . . . .6
  Statement of Changes in Net Assets . . . . . . . . . . . . . . . . . . . .7
  Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . .8
  Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . . .9

Asset Management Portfolio
  Schedule of Portfolio Investments. . . . . . . . . . . . . . . . . . . . 10
  Statement of Assets and Liabilities. . . . . . . . . . . . . . . . . . . 13
  Statement of Operations. . . . . . . . . . . . . . . . . . . . . . . . . 13
  Statement of Changes in Net Assets . . . . . . . . . . . . . . . . . . . 14
  Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . 14
  Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . . 15

--------------------------------------------------------------------------------
BT INSTITUTIONAL ASSET MANAGEMENT FUND

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

We are pleased to present you with this semi-annual report for the BT Institutional Asset Management Fund (the "Fund"), providing a review of the markets, the Portfolio, and our outlook, as well as a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

The Fund returned 19.25% for the semi-annual period ended September 30, 1997*, as compared to 16.93% for the Asset Allocation Index-Long Range**, 26.26% for the S&P 500 Index**, and 7.05% for the Salomon Broad Investment Grade (BIG) Index**. The Lipper Flexible Portfolio Average+ had a return of 17.99% for the same period. Since its inception on September 16, 1993, the Fund delivered a total return of 69.13% cumulatively, or 13.90% annualized, as of September 30,
1997.   The Fund returned 28.13% for the year ended September 30, 1997.

MARKET ACTIVITY
U.S. MARKETS
Economic growth in the first quarter of the Fund's fiscal year was a strong 3.6%, and then it slowed in the next quarter to an estimated 2.8%. The inflation picture, which was already quite benign, improved even further. In
fact, talk of potential deflation even appeared on the scene.   Given this
scenario, the Federal Reserve Board opted to maintain its tight monetary policy during these months, holding its target for the federal funds rate at 5.5%. We believe this suggests that any further tightening will occur only after inflationary pressures become more evident.

--------------------------------------------------------------------------------
                                      OBJECTIVE
Seeks a high total return with reduced risk over the long term by allocating investments among stocks, bonds and short-term instruments.

--------------------------------------------------------------------------------

Strong economic growth combined with a lack of inflation proved to be positive for both the equity and bond markets, although there was a short-lived correction in each during the period, as questions were raised concerning the possibility of emerging inflation.

U.S. EQUITIES
After a correction of approximately 10% between early March and mid-April, the S&P 500 Index rebounded and advanced by a huge 17.4% for the second calendar quarter. The combination of impressive gains in corporate profits, despite the absence of pricing power, along with the lack of evident inflation supported the market's rise to record levels. The Dow Jones Industrial Average broke the 8000 mark on July 17, and the S&P 500 Index moved to a record level on August 4. The Index fell back for the rest of August, swung back once more and almost recovered to a new peak at the end of September. Even with that impressive performance, smaller stocks, as represented by the Russell 2000 Index, recovered from its March/April bear market even more strongly. For the period from May through September 1997, small cap stocks outperformed both the midcap and large cap segments of the market and broke records virtually every day in September.

--------------------------------------------------------------------------------
                                INVESTMENT INSTRUMENTS
Primarily common stocks, corporate and government issued intermediate to long-term bonds, various government agency issued asset-backed securities and all types of domestic and foreign securities and money market instruments.

--------------------------------------------------------------------------------

U.S. BONDS
The bond market, too, was strong during this semi-annual period overall.

--------------------------------------------------------------------------------
FIVE LARGEST COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
     Bank America Corp.
--------------------------------------------------------------------------------
     Pfizer, Inc.
--------------------------------------------------------------------------------
     General Electric Co.
--------------------------------------------------------------------------------
     Merck & Co.
--------------------------------------------------------------------------------
     Chase Manhattan Corp.
--------------------------------------------------------------------------------



The U.S. Treasury market rallied through most of both quarters, with yields closing 0.60% to 0.80% below opening levels. Continued benign inflation and controlled economic growth, put the market's expectations of Federal Reserve Board activity on hold and supported the rally in the second calendar quarter. In the next quarter, the economy continued to grow at a reasonably good rate, while inflation remained muted--a now familiar combination. However, a stronger-than-expected employment release in early August, combined with the digestion of the $38 billion Treasury Refunding, interrupted the rally mid-quarter, and the bond market trended irregularly higher before rates resumed their fall at the end of the quarter.

--------------------------------------------------------------------------------
FIVE LARGEST FIXED INCOME SECURITIES
--------------------------------------------------------------------------------
     FNMA 7.500% 9/01/21
--------------------------------------------------------------------------------
     U.S. Treasury Notes 5.875% 9/30/02
--------------------------------------------------------------------------------
     U.S. Treasury Bonds 7.625% 11/15/22
--------------------------------------------------------------------------------
     U.S. Treasury Notes 6.000% 8/15/00
--------------------------------------------------------------------------------
     Ford Motor Credit 6.250% 11/08/00
--------------------------------------------------------------------------------

INTERNATIONAL MARKETS
Most of the world's developed equity markets came roaring back in September, shaking off summer doldrums and returning to their record-setting pace set through most of the past twelve months amidst a backdrop of sustainable economic growth and historically low inflation. So, too, international bonds lagged the U.S. by only 0.29% in the second calendar quarter, as domestic issues in several major markets at least partially offset the positive tone provided by the U.S. And in the third calendar quarter, international bonds pre-

----------------
* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
** Indexes are unmanaged, and investments cannot be made in an index. The S&P 500 Index emphasizes large capitalization stocks. The Salomon Broad Investment Grade Index covers an all-inclusive universe of institutionally-traded U.S. Treasury, agency, mortgage and corporate securities.
+ Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Sevices, Inc., as falling into the respective categories indicated. These figures do not reflect sales charges.

--------------------------------------------------------------------------------
BT INSTITUTIONAL ASSET MANAGEMENT FUND

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DIVERSIFICATION OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------

                       By Asset Class as of September 30, 1997
                       (percentages are based on market value)

                                       [CHART]

Stocks 70%
Bonds 30%


This diversification pie chart shows the Fund's investment exposure to different asset classes (i.e. stocks, bonds and cash) based on the risk characteristics of the asset class rather than the actual instrument. For example, the Fund may buy or sell a futures contract to increase or decrease the Fund's exposure to the stock market.


cisely matched the performance of the U.S. fixed income market. With U.S. Federal Reserve Board policymakers on hold for the time being and renewed confidence that European economic and monetary convergence will occur, a supportive environment for both bond and stock markets remains in place.

More specifically, Europe as a whole did not beat the surging U.S. market in the six months ended September 30, 1997. However, several of the individual European equity markets did outperform the S&P 500 Index, even in dollar terms, in spite of the strength of the U.S. dollar; these included Finland, Italy, and Spain. Strong bond market performances came from several of these same peripheral European nations, as the market came to accept that these economies will most likely participate in the first round of European Monetary Union in 1999.

The Japanese stock market continued its pattern of offering great promise and profound disappointment. The Nikkei skyrocketed to its year high in the second calendar quarter, as unexpectedly strong fiscal year 1996 earnings buoyed the market. And then in the third calendar quarter, Japan was the poorest performing major EAFE market. Several equity markets elsewhere in Asia also saw precipitous falls, as the Thai currency crisis set off in July sent the region into a tailspin from which it has yet to recover. This currency crisis also sent several of the Southeast Asian debt markets reeling. Japanese bond returns lagged the other international markets on a fully-hedged basis.

Canada continued its strong performance both in stocks and bonds, reflecting its growing, low inflation economy. Although the Bank of Canada has indicated that further interest rate moves may be necessary to contain inflationary pressure, fundamentals remain quite positive.

CASH
The U.S. dollar was strong versus most currencies, including the yen, the German mark, and the British pound, during the semi-annual period. Strong domestic economic growth, controlled inflation, and the Federal Reserve Board on hold, along with high volatility in Asia and Latin America, added to the relative attractiveness of the U.S. currency.

INVESTMENT REVIEW
The Fund outperformed both the Asset Allocation Index-Long Range benchmark and its Lipper category average. This strong relative performance was due primarily to superior asset allocation.

Supported by the "new paradigm" of strong real growth and low inflation, as well as by strong stock market momentum, low long-term interest rates, and a relatively modest term premium, the Fund remained overweighted in U.S. stocks for the semi-annual period. As U.S. equities were the leading market for the six months, such an allocation was the primary reason for the Fund's strong performance. Even though this sector did not match S&P performance, the Fund's portfolio remained a top quartile performer, and individual security selection remained strong.

An underweight position in the U.S. bond market was supported by weak momentum and increases in commodity prices, which, in turn, suggests inflationary pressures. The Fund's U.S. bond portfolio beat the Salomon Broad Investment Grade (BIG) Index in the second calendar quarter and lagged it in the third calendar quarter, to end the six months even versus the benchmark. Corporate and mortgage issue selection accounted for both the relative out- and underperformance.

The Fund's underweight position in U.S. bonds was used to fund a neutral position in the international bond markets. International stock and bond market exposure provided diversification of risk, but did not make a substantial contribution to return during this period, although light investment in international equity markets, most consistently in Germany, helped performance. International bond market focus continued to be in Canada, France, and Japan*.

As of September 30, 1997, the Fund's asset weightings were 65% in U.S. equities, 20% in U.S. bonds, 10% in international bonds, 5% in international equities, and 0% in cash.

MANAGER OUTLOOK
Strong underlying fundamentals in the consumer sector, continued capital investment, and increased government spending are all expected to keep the U.S. economy on a relatively upward course, at least into the new year. At some point, we still anticipate that this relatively fast pace of economic growth will generate some inflationary pressures. Rising wage rates in response to the tight labor market conditions are bound to put some pressure on profit margins, force prices higher, or both. As inflation picks up, interest rates are expected to follow, although not to the degree feared earlier.

-------------------
* Foreign investing involves special risks, including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

--------------------------------------------------------------------------------
BT INSTITUTIONAL ASSET MANAGEMENT FUND

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

For the near term, then, the Fund remains overweight in U.S. stocks and underweight in U.S. bonds. We believe that a continual slowing of corporate profits growth, as the economy slows and as margins are crimped, heighten the possibility of correction in equity prices, as do the high current valuations. Any correction, though, is anticipated to be brief and mild, followed by renewed strength. As for the U.S. bond market, we believe a cautious stance is still warranted for now, although the long-term fundamentals for bonds are still favorable.

We believe Continental European markets continue to offer the best prospects both for international equities and bonds. In equities, France and the periphery nations should benefit the most, as European unification will reward companies that have taken the crucial steps required to be successful in the increasingly competitive marketplace. With Japanese bonds at record low levels and convergence being fully discounted in all but the shortest of maturities across peripheral Europe, we believe the largest potential for gains in the coming months appear to be in the intermediate sector of core European markets such as Germany.

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high total return with reduced risk over the long term.

We value your ongoing support of the BT Institutional Asset Management Fund and look forward to continuing to serve your investment needs in the years ahead.

                                    /s/ Phil Green

                                      Phil Green
                               Portfolio Manager of the
                        BT INSTITUTIONAL ASSET MANAGEMENT FUND
                                  September 30, 1997

--------------------------------------------------------------------------------
PERFORMANCE COMPARISON
--------------------------------------------------------------------------------


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE BT INSTITUTIONAL ASSET MANAGEMENT FUND, THE ASSET ALLOCATION INDEX-LONG RANGE AND THE S&P 500 INDEX AS OF SEPTEMBER 30, 1993

--------------------------------------------------------------------------------
                             Total Return for the Period
                               Ended September 30, 1997

     Six Months                                 Since 9/16/93*
        19.25%                                       13.90%**

*    The Fund's inception date.
**   Annualized.

Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
--------------------------------------------------------------------------------


                                      [GRAPH]




                    BT Institutional                   Asset Allocation Index--
            Asset Management Fund - $16,915            Long Range+ - $17,518              S&P 500 Index - $22,735
            -------------------------------            -------------------------          ------------------------
Sep-93                   10000                              10000                                   10000
Dec-93                   10084                              10136                                   10232
Mar-94                    9671                               9833                                    9844
Jun-94                    9535                               9832                                    9885
Sep-94                    9717                              10128                                   10369
Dec-94                    9759                              10174                                   10367
Mar-95                   10361                              10872                                   11376
Jun-95                   11047                              11599                                   12462
Sep-95                   11539                              12173                                   13453
Dec-95                   12056                              12682                                   14263
Mar-96                   12409                              13067                                   15028
Jun-96                   12793                              13756                                   15703
Sep-96                   13201                              14111                                   16188
Dec-96                   14012                              14990                                   17537
Mar-97                   14183                              15241                                   18007
Jun-97                   15858                              16606                                   21153
Sep-97                   16915                              17518                                   22735




Past performance is not indicative of future performance. The S&P 500 Index is unmanaged, and investments may not be made in an index.

------------------
+   Asset allocation Index-Long Range is comprised of the following:
    55% S&P 500 Index
    35% Salomon Broad Investment Grade Bond Index
    10% T-Bill 3-Month Index

-------------------------------------------------------------------------------
BT INSTITUTIONAL ASSET MANAGEMENT FUND

STATEMENT OF ASSETS AND LIABILITIES  SEPTEMBER 30, 1997 (UNAUDITED)
-------------------------------------------------------------------------------




ASSETS
  Investment in Asset Management Portfolio, at Value . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $ 359,387,173
  Receivable for Shares of Beneficial Interest Subscribed. . . . . . . . . . . . . . . . . . . . . . . . . .         246,981
  Due from Bankers Trust . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           5,303
  Prepaid Expenses and Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           7,702
                                                                                                                ------------
Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     359,647,159
                                                                                                                ------------
LIABILITIES
  Payable for Shares of Beneficial Interest Redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . .         241,011
  Accrued Expenses and Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          33,558
                                                                                                                ------------
Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         274,569
                                                                                                                ------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $ 359,372,590
                                                                                                                ------------
                                                                                                                ------------
COMPOSITION OF NET ASSETS
  Paid-in Capital. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $ 281,793,247
  Undistributed Net Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          45,131
  Undistributed Net Realized Gain from Investments, Foreign Currencies, Forward Foreign Currency and
    Futures Transactions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      31,656,626
  Net Unrealized Appreciation on:
    Investments, Foreign Currencies and Forward Foreign Currency Contracts . . . . . . . . . . . . . . . . .      43,914,234
    Futures Contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,963,352
                                                                                                                ------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $ 359,372,590
                                                                                                                ------------
                                                                                                                ------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (net assets divided by shares outstanding). . . . .    $      14.17
                                                                                                                ------------
                                                                                                                ------------
SHARES OUTSTANDING ($0.001 par value per share, unlimited number of shares of beneficial interest
        authorized) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       25,363,692
                                                                                                                ------------
                                                                                                                ------------


------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS  FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME
Income Allocated from Asset Management Portfolio, net. . . . . . . . . . . . . . . . . . . . . . . . . . . .    $  4,722,194
                                                                                                                ------------
EXPENSES
  Administration and Services Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         238,460
  Printing and Shareholder Reports . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          13,506
  Registration Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           5,070
  Professional Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           5,065
  Trustees Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,962
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,884
                                                                                                                ------------
  Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         269,947
  Less Expenses Absorbed by Bankers Trust. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (269,947)
                                                                                                                ------------
     Net Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              --
                                                                                                                ------------
NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       4,722,194
                                                                                                                ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCIES, FORWARD FOREIGN CURRENCY AND
  FUTURES CONTRACTS
   Net Realized Gain (Loss) from:
     Investment, Foreign Currency and Forward Foreign Currency Transactions. . . . . . . . . . . . . . . . .        (513,853)
     Futures Transactions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       9,188,075
  Net Change in Unrealized Appreciation on:
     Investment, Foreign Currency and Forward Foreign Currency Contracts . . . . . . . . . . . . . . . . . .      36,582,018
     Futures Contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       3,657,258
                                                                                                                ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, FOREIGN CURRENCIES, FORWARD FOREIGN CURRENCY AND
FUTURES CONTRACTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      48,913,498
                                                                                                                ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $ 53,635,692
                                                                                                                ------------
                                                                                                                ------------



                     See Notes to Financial Statements on Page 9

--------------------------------------------------------------------------------
BT INSTITUTIONAL ASSET MANAGEMENT FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------



                                                                                         FOR THE            FOR THE
                                                                                     SIX MONTHS ENDED      YEAR ENDED
                                                                                    SEPTEMBER 30, 1997+  MARCH 31, 1997
                                                                                    ------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . . .           $4,722,194          $6,937,157
  Net Realized Gain from Investments, Foreign Currencies, Forward Foreign
     Currency and Futures Transactions . . . . . . . . . . . . . . . . . . . .            8,674,222          22,524,906
  Net Change in Unrealized Appreciation (Depreciation) on Investments, Foreign
    Currencies, Forward Foreign Currency and Futures Contracts . . . . . . . .           40,239,276          (1,720,429)
                                                                                       ------------        ------------
Net Increase in Net Assets from Operations . . . . . . . . . . . . . . . . . .           53,635,692          27,741,634
                                                                                       ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS
  Net Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . . .           (4,717,277)         (8,414,757)
  Net Realized Gain from Investment Transactions . . . . . . . . . . . . . . .                   --          (6,468,985)
                                                                                       ------------        ------------
Total Distributions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (4,717,277)        (14,883,742)
                                                                                       ------------        ------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Proceeds from Sales of Shares. . . . . . . . . . . . . . . . . . . . . . . .           71,293,842         125,920,140
  Dividend Reinvestments . . . . . . . . . . . . . . . . . . . . . . . . . . .            4,717,277          14,881,177
  Cost of Shares Redeemed. . . . . . . . . . . . . . . . . . . . . . . . . . .          (35,871,565)        (67,111,229)
                                                                                       ------------        ------------
Net Increase from Capital Transactions in Shares of Beneficial Interest. . . .           40,139,554          73,690,088
                                                                                       ------------        ------------
TOTAL INCREASE IN NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . .           89,057,969          86,547,980
NET ASSETS
Beginning of Period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          270,314,621         183,766,641
                                                                                       ------------        ------------
End of Period (including undistributed net investment income of $45,131 and
   $532,250, respectively) . . . . . . . . . . . . . . . . . . . . . . . . . .         $359,372,590        $270,314,621
                                                                                       ------------        ------------
                                                                                       ------------        ------------


--------------------
+   Unaudited

                     See Notes to Financial Statements on Page 9

--------------------------------------------------------------------------------
BT INSTITUTIONAL ASSET MANAGEMENT FUND

FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------

Contained below are selected data for a share outstanding, total investment return, other supplemental data and ratios to average n et assets for the periods indicated for the BT Institutional Asset Management Fund.


                                                                                                                    FOR THE PERIOD
                                                                                          FOR THE YEAR ENDED      SEPTEMBER 16, 1993
                                                                    FOR THE                  MARCH 31,              (COMMENCEMENT
                                                               SIX MONTHS ENDED     ---------------------------    OF OPERATIONS) TO
                                                               SEPTEMBER 30,1997+     1997      1996      1995       MARCH 31, 1994
                                                               ------------------   -------     -----     -----   ------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . .          $12.05         $11.25     $9.99     $9.61         $10.00
                                                                     ------         ------     -----     -----         ------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income . . . . . . . . . . . . . . . . .            0.17           0.38      0.41      0.36           0.11
   Net Realized and Unrealized Gain (Loss) on Investments,
     Foreign Currencies, Forward Foreign Currency and
      Futures Contracts. . . . . . . . . . . . . . . . . .            2.14           1.19      1.52      0.30          (0.44)
                                                                     ------         ------     -----     -----         ------
Total Income (Loss) from Investment Operations . . . . . .            2.31           1.57      1.93      0.66          (0.33)
                                                                     ------         ------     -----     -----         ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income . . . . . . . . . . . . . . . . .           (0.19)         (0.45)    (0.42)    (0.28)         (0.06)
   Net Realized Gain from Investment Transactions. . . . .              --          (0.32)    (0.25)       --             --
                                                                     ------         ------     -----     -----         ------
Total Distributions. . . . . . . . . . . . . . . . . . . .           (0.19)         (0.77)    (0.67)    (0.28)         (0.06)
                                                                     ------         ------     -----     -----         ------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . .          $14.17         $12.05    $11.25     $9.99          $9.61
                                                                     ------         ------     -----     -----         ------
                                                                     ------         ------     -----     -----         ------
TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . . . . .          19.25%         14.31%    19.77%     7.13%          (6.06)%*
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Period (000s omitted). . . . . . . .        $359,373       $270,315  $183,767   $83,201        $75,021
   Ratios to Average Net Assets:
     Net Investment Income . . . . . . . . . . . . . . . .          2.97%*          3.12%     3.99%     3.78%         2.83%*
     Expenses, including Expenses of the Asset
      Management Portfolio . . . . . . . . . . . . . . . .          0.60%*          0.60%     0.60%     0.60%         0.60%*
     Decrease Reflected in Above Expense Ratio Due to
      Absorption of Expenses by Bankers Trust. . . . . . .          0.33%*          0.36%     0.39%     0.43%         0.73%*


------------------
+   Unaudited
*   Annualized

                     See Notes to Financial Statements on Page 9

--------------------------------------------------------------------------------
BT INSTITUTIONAL ASSET MANAGEMENT FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
BT Pyramid Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on February 28, 1992, as a business trust under the laws of the Commonwealth of Massachusetts. The BT Institutional Asset Management Fund (the "Fund") is one of the funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on September 16, 1993. The Fund invests substantially all of its assets in the Asset Management Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At September 30, 1997, the Fund's investment was 77% of the Portfolio.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained elsewhere in this report.

B. INVESTMENT INCOME
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

C. DIVIDENDS
It is the Fund's policy to declare and distribute dividends quarterly to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date, which is the same as the declaration date. Distributions of net realized short-term and long-term capital gains, if any, will be made annually to the extent they are not offset by any capital loss carryforwards.

D. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

E. OTHER
The Trust accounts separately for the assets, liabilities and operations of the Fund. Expenses directly attributable to the Fund are charged to that Fund, while expenses which are attributable to all of the Trust's funds are allocated among them.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.15 of 1% of the Fund's average daily net assets. For the six months ended September 30, 1997, this fee aggregated $238,460.

Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the Act, Edgewood may seek reimbursement, at an annual rate not exceeding 0.20 of 1% of the Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares. For the six months ended September 30, 1997, there were no reimbursable expenses incurred under this agreement.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.00 of 1% of the average daily net assets of the Fund, excluding expenses of the Portfolio and
0.60 of 1% of the average daily net assets of the Fund, including expenses of the Portfolio. For the six months ended September 30, 1997, expenses of the Fund have been reduced by $269,947.

Certain trustees and officers of the Fund are also directors, officers and/or employees of Edgewood. None of the trustees so affiliated received compensation for services as trustees of the Fund. Similarly, none of the Fund's officers received compensation from the Fund.

NOTE 3--SHARES OF BENEFICIAL INTEREST
At September 30, 1997, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:




                                        FOR THE                              FOR THE
                                    SIX MONTHS ENDED                       YEAR ENDED
                                SEPTEMBER 30, 1997 (UNAUDITED)           MARCH 31, 1997
                             ---------------------------------   --------------------------------
                               SHARES               AMOUNT         SHARES                AMOUNT
                             -----------         ------------    ----------           -----------
Sold                          5,268,955        $ 71,293,842     10,490,486             $125,920,140
Reinvested                      340,594           4,717,277      1,255,355               14,881,177
Redeemed                     (2,672,274)        (35,871,565)    (5,647,355)             (67,111,229)
Net Increase                  2,937,275        $ 40,139,554      6,098,486             $ 73,690,088

--------------------------------------------------------------------------------
ASSET MANAGEMENT PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

         SHARES                  DESCRIPTION                                        VALUE
         ------                  -----------                                        -----
                   COMMON STOCKS - 49.62%
                   AEROSPACE - 0.21%
       17,600      Boeing Co. . . . . . . . . . . . . . . . . . . . . . .     $   958,100
                                                                              -----------
                   AIRLINES - 0.48%
       14,300      AMR Corp. (a) . . . . . . . . . . . . . . . . . . . . .      1,582,831
        6,800      Delta Air Lines, Inc. . . . . . . . . . . . . . . . . .        640,475
                                                                              -----------
                                                                                2,223,306
                                                                              -----------

                   AUTO RELATED - 1.32%
       28,500      Chrysler Corp.. . . . . . . . . . . . . . . . . . . . .      1,049,156
       53,000      Dana Corp.. . . . . . . . . . . . . . . . . . . . . . .      2,616,875
       36,900      General Motors Corp.. . . . . . . . . . . . . . . . . .      2,469,994
                                                                              -----------
                                                                                6,136,025
                                                                              -----------

                   BANKS - 3.97%
       97,000      BankAmerica Corp. . . . . . . . . . . . . . . . . . . .      7,111,312
       54,900      BankBoston Corp.. . . . . . . . . . . . . . . . . . . .      4,855,219
       46,400      Chase Manhattan Corp. . . . . . . . . . . . . . . . . .      5,475,200
        7,700      Citicorp  . . . . . . . . . . . . . . . . . . . . . . .      1,031,319
                                                                              -----------
                                                                               18,473,050
                                                                              -----------

                   BEVERAGES - 1.86%
       37,200      Coca-Cola Co. . . . . . . . . . . . . . . . . . . . . .      2,266,875
       27,300      Coca-Cola Enterprises, Inc. . . . . . . . . . . . . . .        735,394
      127,300      PepsiCo, Inc. . . . . . . . . . . . . . . . . . . . . .      5,163,606
       13,800      Seagram Company Ltd.. . . . . . . . . . . . . . . . . .        486,450
                                                                              -----------
                                                                                8,652,325
                                                                              -----------

                   CHEMICALS AND TOXIC WASTE - 2.04%
        9,600      Air Products & Chemical, Inc. . . . . . . . . . . . . .        796,200
       82,200      Du Pont (E.I.) de Nemours & Co. . . . . . . . . . . . .      5,060,437
       84,500      Monsanto Co.. . . . . . . . . . . . . . . . . . . . . .      3,295,500
       16,900      Solutia, Inc. (a) . . . . . . . . . . . . . . . . . . .        338,000
                                                                              -----------
                                                                                9,490,137
                                                                              -----------
                   COMPUTER SERVICES - 1.56%
       52,100      Cisco Systems, Inc. (a) . . . . . . . . . . . . . . . .      3,806,556
       65,000      CUC International, Inc. (a) . . . . . . . . . . . . . .      2,015,000
       40,700      Seagate Technology, Inc. (a). . . . . . . . . . . . . .      1,470,287
                                                                              -----------
                                                                                7,291,843
                                                                              -----------
                   COMPUTER SOFTWARE - 1.41%
       11,400      BMC Software, Inc. (a). . . . . . . . . . . . . . . . .        738,150
       36,850      Computer Associates International, Inc. . . . . . . . .      2,646,291
       14,200      Microsoft Corp. (a) . . . . . . . . . . . . . . . . . .      1,878,837
       35,625      Oracle Corp. (a). . . . . . . . . . . . . . . . . . . .      1,298,086
                                                                              -----------
                                                                                6,561,364
                                                                              -----------

                   DATA PROCESSING SERVICES - 0.33%
       41,100      First Data Corp.. . . . . . . . . . . . . . . . . . . .      1,543,819
                                                                              -----------

                   DIVERSIFIED - 2.09%
      114,800      AlliedSignal, Inc.. . . . . . . . . . . . . . . . . . .      4,879,000
       14,100      Supervalu, Inc. . . . . . . . . . . . . . . . . . . . .        553,425
       21,400      Textron, Inc. . . . . . . . . . . . . . . . . . . . . .      1,391,000
       36,200      United Technologies Corp. . . . . . . . . . . . . . . .      2,932,200
                                                                              -----------
                                                                                9,755,625
                                                                              -----------

                   DRUGS - 3.20%
       22,800      Lilly (Eli) & Co. . . . . . . . . . . . . . . . . . . .      2,751,675
       58,600      Merck & Co., Inc. . . . . . . . . . . . . . . . . . . .      5,856,337
      104,600      Pfizer, Inc.. . . . . . . . . . . . . . . . . . . . . .      6,282,538
                                                                              -----------
                                                                               14,890,550
                                                                              -----------
         SHARES                  DESCRIPTION                                        VALUE
         ------                  -----------                                        -----

                   ELECTRICAL EQUIPMENT - 1.95%
       48,400      Emerson Electric Co.. . . . . . . . . . . . . . . . . .     $2,789,050
       92,200      General Electric Co.. . . . . . . . . . . . . . . . . .      6,275,362
                                                                              -----------
                                                                                9,064,412
                                                                              -----------

                   ELECTRONICS - 1.70%
       51,400      Analog Devices, Inc. (a). . . . . . . . . . . . . . . .      1,721,900
       46,000      Intel Corp. . . . . . . . . . . . . . . . . . . . . . .      4,246,375
       23,900      LSI Logic Corp. (a) . . . . . . . . . . . . . . . . . .        767,788
       23,000      Xilinx, Inc. (a). . . . . . . . . . . . . . . . . . . .      1,164,375
                                                                              -----------
                                                                                7,900,438
                                                                              -----------

                   ENTERTAINMENT - 0.31%
       18,027      Disney (Walt) Co. . . . . . . . . . . . . . . . . . . .      1,453,427
                                                                              -----------

                   ENVIRONMENTAL CONTROL - 0.43%
       47,000      U.S. Filter Corp. (a) . . . . . . . . . . . . . . . . .      2,023,938
                                                                              -----------

                   FINANCIAL SERVICES - 2.27%
       29,800      Associates First Capital Corp.-Cl. A. . . . . . . . . .      1,855,050
       71,900      Federal Home Loan Mortgage Corp.. . . . . . . . . . . .      2,534,475
       26,200      MBNA Corp.. . . . . . . . . . . . . . . . . . . . . . .      1,061,100
       20,400      Merrill Lynch & Co., Inc. . . . . . . . . . . . . . . .      1,513,425
       10,900      Price (T. Rowe) Associates, Inc.. . . . . . . . . . . .        733,025
       41,966      Travelers Group, Inc. . . . . . . . . . . . . . . . . .      2,864,180
                                                                              -----------
                                                                               10,561,255
                                                                              -----------
                   FOODS - 1.54%
       44,500      CPC International, Inc. . . . . . . . . . . . . . . . .      4,121,813
       59,500      Sara Lee Corp.. . . . . . . . . . . . . . . . . . . . .      3,064,250
                                                                              -----------
                                                                                7,186,063
                                                                              -----------

                   HEALTHCARE DIVERSIFIED - 1.07%
        8,400      Abbott Laboratories Co. . . . . . . . . . . . . . . . .        537,075
       77,400      Johnson & Johnson Co. . . . . . . . . . . . . . . . . .      4,460,175
                                                                              -----------
                                                                                4,997,250
                                                                              -----------

                   HOSPITAL SUPPLIES AND HEALTHCARE - 0.96%
       36,700      Baxter International Inc. . . . . . . . . . . . . . . .      1,917,575
       19,800      Becton, Dickinson & Co. . . . . . . . . . . . . . . . .        947,925
       54,600      U.S. Surgical Corp. . . . . . . . . . . . . . . . . . .      1,593,638
                                                                              -----------
                                                                                4,459,138
                                                                              -----------

                   HOTEL/MOTEL - 0.66%
       43,500      Marriott International, Inc.. . . . . . . . . . . . . .      3,091,219

                   HOUSEHOLD PRODUCTS - 1.32%
       21,800      Clorox Co.. . . . . . . . . . . . . . . . . . . . . . .      1,615,925
       65,400      Procter & Gamble Co.. . . . . . . . . . . . . . . . . .      4,516,688
                                                                              -----------
                                                                                6,132,613
                                                                              -----------

                   INSURANCE - 1.56%
       42,450      American International Group, Inc.. . . . . . . . . . .      4,380,309
       14,600      General Re Corp.. . . . . . . . . . . . . . . . . . . .      2,898,100
                                                                              -----------
                                                                                7,278,409
                                                                              -----------

                   METALS - 0.28%
       20,000      Alcan Aluminium Ltd.. . . . . . . . . . . . . . . . . .        695,000
       21,600      Freeport-McMoRan Copper & Gold, Inc.-Cl. B. . . . . . .        622,350
                                                                              -----------
                                                                                1,317,350
                                                                              -----------

                   OFFICE EQUIPMENT AND COMPUTERS - 1.46%
       38,200      Hewlett-Packard Co. . . . . . . . . . . . . . . . . . .      2,657,288
       26,400      International Business Machines Corp. . . . . . . . . .      2,796,750



                 See Notes to Financial Statements on Pages 15 and 16

--------------------------------------------------------------------------------
ASSET MANAGEMENT PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------


         SHARES                  DESCRIPTION                                        VALUE
         ------                  -----------                                        -----
       15,900      Xerox Corp. . . . . . . . . . . . . . . . . . . . . . .     $1,338,581
                                                                              -----------
                                                                                6,792,619
                                                                              -----------

                   OIL-DOMESTIC - 1.67%
        5,800      Atlantic Richfield Co.. . . . . . . . . . . . . . . . .        495,537
       54,600      ENSCO International, Inc. . . . . . . . . . . . . . . .      2,153,288
       11,100      Louisiana Land & Exploration Co.. . . . . . . . . . . .        869,269
       26,900      Noble Drilling Corp. (a). . . . . . . . . . . . . . . .        867,525
       14,300      Phillips Petroleum Co.. . . . . . . . . . . . . . . . .        738,237
       61,300      Unocal Corp.. . . . . . . . . . . . . . . . . . . . . .      2,651,225
                                                                              -----------
                                                                                7,775,081
                                                                              -----------

                   OIL EQUIPMENT AND SERVICES - 0.47%
       25,300      Apache Corp.. . . . . . . . . . . . . . . . . . . . . .      1,084,738
       13,200      Schlumberger Ltd. . . . . . . . . . . . . . . . . . . .      1,111,275
                                                                              -----------
                                                                                2,196,013
                                                                              -----------

                   OIL-INTERNATIONAL - 2.88%
        8,700      Amoco Corp. . . . . . . . . . . . . . . . . . . . . . .        838,462
       11,600      Chevron Corp. . . . . . . . . . . . . . . . . . . . . .        964,975
       41,800      Exxon Corp. . . . . . . . . . . . . . . . . . . . . . .      2,677,813
       15,200      Mobil Corp. . . . . . . . . . . . . . . . . . . . . . .      1,124,800
       65,600      Royal Dutch Petroleum Co. . . . . . . . . . . . . . . .      3,640,800
       68,000      Texaco, Inc.. . . . . . . . . . . . . . . . . . . . . .      4,177,750
                                                                              -----------
                                                                              13,424,600
                                                                              -----------

                   PAPER AND FOREST PRODUCTS - 0.72%
       29,300      Champion International Corp.. . . . . . . . . . . . . .      1,785,469
       28,800      International Paper Co. . . . . . . . . . . . . . . . .      1,585,800
                                                                              -----------
                                                                                3,371,269
                                                                              -----------

                   PRINTING AND PUBLISHING - 0.65%
       44,500      McGraw-Hill Companies, Inc. . . . . . . . . . . . . . .      3,012,094
                                                                              -----------

                   RAILROADS - 0.45%
       21,600      Burlington Northern Santa Fe Corp.. . . . . . . . . . .      2,087,100
                                                                              -----------
                   RETAIL - 2.00%
       58,031      Dollar General Corp.. . . . . . . . . . . . . . . . . .      1,976,689
       31,200      Federated Department Stores, Inc. (a) . . . . . . . . .      1,345,500
       30,800      Lowe's Companies, Inc.. . . . . . . . . . . . . . . . .      1,197,350
       18,500      Nine West Group, Inc. (a) . . . . . . . . . . . . . . .        727,281
       26,400      Tiffany & Co. . . . . . . . . . . . . . . . . . . . . .      1,122,000
       79,900      Wal-Mart Stores, Inc. . . . . . . . . . . . . . . . . .      2,926,337
                                                                              -----------
                                                                                9,295,157
                                                                              -----------

                   TELECOMMUNICATIONS - 2.22%
       81,700      AT&T Corp.. . . . . . . . . . . . . . . . . . . . . . .      3,620,331
       58,700      Comcast Corp.-Cl. A . . . . . . . . . . . . . . . . . .      1,511,525
       57,300      MCI Communications Corp.. . . . . . . . . . . . . . . .      1,683,187
       38,400      Motorola, Inc.. . . . . . . . . . . . . . . . . . . . .      2,760,000
       15,700      Sprint Corp.. . . . . . . . . . . . . . . . . . . . . .        785,000
                                                                              -----------
                                                                               10,360,043
                                                                              -----------

                   TOBACCO - 0.97%
      109,100      Philip Morris Companies, Inc. . . . . . . . . . . . . .      4,534,469
                                                                              -----------

                   UTILITY-ELECTRIC - 1.24%
       16,900      American Electric Power Co. . . . . . . . . . . . . . .        768,950
       11,900      Dominion Resources, Inc.. . . . . . . . . . . . . . . .        450,712
       30,400      FPL Group, Inc. . . . . . . . . . . . . . . . . . . . .      1,558,000
       21,500      Ohio Edison Co. . . . . . . . . . . . . . . . . . . . .        503,906
       36,400      PG&E Corp.. . . . . . . . . . . . . . . . . . . . . . .        844,025

         SHARES                  DESCRIPTION                                        VALUE
         ------                  -----------                                        -----
       16,500      Public Service Enterprise Group, Inc. . . . . . . . . .       $424,875
       33,800      Texas Utilities Co. . . . . . . . . . . . . . . . . . .      1,216,800
                                                                              -----------
                                                                                5,767,268
                                                                              -----------

                   UTILITY-GAS, NATURAL GAS - 0.57%
       46,000      Consolidated Natural Gas Co.. . . . . . . . . . . . . .      2,676,625
                                                                              -----------

                   UTILITY-TELEPHONE - 1.80%
        9,800      Ameritech Corp. . . . . . . . . . . . . . . . . . . . .        651,700
        7,700      Bell Atlantic Corp. . . . . . . . . . . . . . . . . . .        619,369
       17,800      BellSouth Corp. . . . . . . . . . . . . . . . . . . . .        823,250
       41,200      Frontier Corp.. . . . . . . . . . . . . . . . . . . . .        947,600
       81,500      GTE Corp. . . . . . . . . . . . . . . . . . . . . . . .      3,698,063
       12,128      Lucent Technologies, Inc. . . . . . . . . . . . . . . .        986,916
       10,900      SBC Communications, Inc.. . . . . . . . . . . . . . . .        668,987
                                                                              -----------
                                                                                8,395,885
                                                                              -----------

TOTAL COMMON STOCKS (Cost $175,261,084). . . . . . . . . . . . . . . . . .    231,129,879
                                                                              -----------

       PRINCIPAL
         AMOUNT
       ---------
                   CORPORATE DEBT NON-CONVERTIBLE -  4.95%
                   FINANCIAL SERVICES - 3.42%
     $195,000      Bank Negara Indonesia, 7.625%, 2/15/07. . . . . . . . .        189,119
      400,000      Bank of Boston Corp., 6.38%, 8/11/00. . . . . . . . . .        400,352
      500,000      Bayerische Landesbank, 6.17%, 2/01/06 . . . . . . . . .        491,030
      510,000      Chrysler Financial Corp., 6.11%, 7/28/99. . . . . . . .        510,490
      500,000      Dao Heng Bank Ltd., 7.75%, 1/24/07 (c). . . . . . . . .        514,248
      850,000      Dean Witter, Discover & Co., 6.875%, 3/01/03. . . . . .        863,646
      600,000      Felcor Suites, 7.625%, 10/01/07 . . . . . . . . . . . .        595,254
    2,400,000      Ford Motor Credit Co., 6.25%, 11/8/00 . . . . . . . . .      2,401,862
      600,000      Great Western Financial Corp., 6.375%, 7/01/00. . . . .        601,489
      940,000      IBM Credit Corp, 5.875%, 8/25/99. . . . . . . . . . . .        935,657
      475,000      International Bank Reconstruction &
                    Development, 8.875%, 3/01/26 . . . . . . . . . . . . .        594,943
    1,375,000      KFW International Finance, 8.20%, 6/01/06 . . . . . . .      1,529,147
      600,000      Lehman Brothers Holdings-Ser. E, 6.30%,
                    8/11/99  . . . . . . . . . . . . . . . . . . . . . . .        601,494
      675,000      Meditrust, 7.114%, 8/15/04. . . . . . . . . . . . . . .        679,413
      880,000      NationsBank Corp., 7.00%, 9/15/01 . . . . . . . . . . .        900,878
      765,000      Paine Webber Group, Inc., 9.25%, 12/15/01 . . . . . . .        839,189
      400,000      Spieker Properties Inc., 7.50%, 10/01/07. . . . . . . .        395,320
      215,000      Standard Credit Card Master Trust, 6.55%,
                    10/07/05 . . . . . . . . . . . . . . . . . . . . . . .        216,006
      735,000      St. George Bank Ltd., 7.15%, 6/18/07 (c). . . . . . . .        743,426
      930,000      Vesta Capital Trust I, 8.525%, 1/15/27. . . . . . . . .      1,008,022
      930,000      Wharf International Finance Ltd., 7.625%,
                    3/13/07  . . . . . . . . . . . . . . . . . . . . . . .        941,461
                                                                              -----------
                                                                               15,952,446
                                                                              -----------

                   FOREIGN INDUSTRIAL - 0.19%
       19,000      Celulosa Arauco y Constitucion, 6.75%, 12/15/03 . . . .         18,884
      850,000      Celulosa Arauco y Constitucion, 6.95%, 9/15/05. . . . .        851,190
                                                                              -----------
                                                                                  870,074
                                                                              -----------

                   INDUSTRIAL - 1.30%
      300,000      Allied Waste North America, 10.25%, 12/01/06. . . . . .        329,250
      215,000      Auburn Hills Trust, 12.00%, 5/01/20 . . . . . . . . . .        334,656
      400,000      Banknorth Capital Trust I-Ser. 144A, 10.52%,
                    5/01/27  . . . . . . . . . . . . . . . . . . . . . . .        421,551
      270,000      Empress River Casino Finance, 10.75%, 4/01/02 . . . . .        292,950
       20,000      Federated Department Stores, Inc., 8.50%,
                    6/15/03  . . . . . . . . . . . . . . . . . . . . . . .         21,644
      380,000      Laidlaw, Inc., 6.65%, 10/01/04. . . . . . . . . . . . .        377,416


                 See Notes to Financial Statements on Pages 15 and 16

--------------------------------------------------------------------------------
ASSET MANAGEMENT PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------




     Principal
        Amount     Description                                                   Value
     ----------     ------------                                                ---------
     $430,000      Loewen Group International, Inc.-Ser. 4,
                    8.25%, 10/15/03. . . . . . . . . . . . . . . . . . . .       $450,910
      290,000      Marriott International, Series A, 6.75%,
                    12/15/03 . . . . . . . . . . . . . . . . . . . . . . .        289,751
      145,000      Marriott International, Series B, 7.875%,
                    4/15/05  . . . . . . . . . . . . . . . . . . . . . . .        153,810
      800,000      Merck & Co., 5.76%, 5/03/37 . . . . . . . . . . . . . .        819,203
      415,000      Mutual Life Insurance Co., 11.25%, 8/15/24 (c). . . . .        479,784
      520,000      Tenet Healthcare Corp., 8.625%, 12/01/03. . . . . . . .        550,142
      485,000      Tenet Healthcare Corp., 9.625%, 9/01/02 . . . . . . . .        532,288
      535,000      Texas Instruments, Inc., 6.75%, 7/15/99 . . . . . . . .        542,254
      422,000      Worldcom, Inc., 9.375%, 1/15/04 . . . . . . . . . . . .        449,360
                                                                              -----------
                                                                                6,044,969
                                                                              -----------
                   UTILITY - 0.04%
       35,000      Idaho Power Co., 8.00%, 3/15/04 . . . . . . . . . . . .         37,550
      140,000      Potomac Edison Co., 8.00%, 6/01/24. . . . . . . . . . .        146,535
                                                                              -----------
                                                                                  184,085
                                                                              -----------

   TOTAL CORPORATE DEBT NON-CONVERTIBLE (Cost $22,599,664) . . . . . . . .     23,051,574
                                                                              -----------

                   FOREIGN DEBT - 0.59%
      260,000      Greater Beijing, 9.50%, 6/15/07 (c) . . . . . . . . . .        259,350
      125,000      Manitoba, 6.125%, 1/19/04 . . . . . . . . . . . . . . .        123,141
      735,000      New Zealand Government, 8.75%, 12/15/06 . . . . . . . .        854,146
       95,000      New Zealand Government, 10.625%, 11/15/05 . . . . . . .        120,160
      400,000      Quebec Province, 7.22%, 7/22/36 . . . . . . . . . . . .        428,040
      950,000      Republic of Lithuania, 7.125%, 7/22/02 (c). . . . . . .        951,957
                                                                              -----------
TOTAL FOREIGN DEBT (Cost $2,683,103) . . . . . . . . . . . . . . . . . . .      2,736,794
                                                                              -----------
         Shares
       --------
                   PREFERRED STOCKS - 0.31%
                   FINANCIAL SERVICES - 0.24%
          480      Home Ownership Funding Corp.. . . . . . . . . . . . . .        465,600
          705      Home Ownership Funding Corp. II . . . . . . . . . . . .        685,613
                                                                              -----------
                                                                                1,151,213
                                                                              -----------

                   MISCELLANEOUS - 0.07%
          314      1585 Broadway Corp. . . . . . . . . . . . . . . . . . .        318,710
                                                                              -----------

TOTAL PREFERRED STOCKS (Cost $1,498,961) . . . . . . . . . . . . . . . . .      1,469,923
                                                                              -----------
    Principal
     Amount
    ----------
                   U.S. GOVERNMENT AND AGENCY - 3.55%
      432,722      FGHLMC, 6.50%, 4/01/11. . . . . . . . . . . . . . . . .        430,288
      100,453      FGHLMC, 9.50%, 2/01/25. . . . . . . . . . . . . . . . .        107,693
      325,000      FNMA, 8.625%, 11/10/04. . . . . . . . . . . . . . . . .        337,066
      458,841      FNMA, 6.00%, 12/01/08 . . . . . . . . . . . . . . . . .        449,743
      162,534      FNMA, 6.00%, 1/01/09. . . . . . . . . . . . . . . . . .        158,673
       15,438      FNMA, 6.00%, 1/01/09. . . . . . . . . . . . . . . . . .         15,072
      326,146      FNMA, 6.00%, 1/01/09. . . . . . . . . . . . . . . . . .        319,942
      547,354      FNMA, 7.00%, 8/01/10. . . . . . . . . . . . . . . . . .        553,627
    9,700,000      FNMA, 7.50%, 9/01/21. . . . . . . . . . . . . . . . . .      9,872,786
      383,975      FNMA, 6.50%, 10/01/23 . . . . . . . . . . . . . . . . .        374,256
      800,000      FNMA, 8.50%, 7/01/25. . . . . . . . . . . . . . . . . .        836,250
      150,000      FNMA, Global Bond, 6.35%, 11/23/01. . . . . . . . . . .        149,930
      700,000      FNMA TBA, 7.00%, 9/01/21. . . . . . . . . . . . . . . .        698,032


     Principal
        Amount     Description                                                    Value
     ---------     ------------                                               -----------
     $280,116      GNMA, 7.00%, 9/15/23. . . . . . . . . . . . . . . . . .       $280,379
      572,800      GNMA, 8.50%, 10/20/24 . . . . . . . . . . . . . . . . .        595,712
      957,357      GNMA, 7.00%, 3/15/26. . . . . . . . . . . . . . . . . .        958,255
      372,992      GNMA, 8.00%, 7/15/25. . . . . . . . . . . . . . . . . .        385,931
                                                                              -----------
TOTAL U.S. GOVERNMENT & AGENCY (Cost $16,377,912). . . . . . . . . . . . .     16,523,635
                                                                              -----------

                   U.S. TREASURY SECURITIES - 4.15%
    2,980,000      U.S. Treasury Bonds, 7.625%, 11/15/22 . . . . . . . . .      3,397,203
    1,570,000      U.S. Treasury Notes, 6.00%, 9/30/98 . . . . . . . . . .      1,575,395
    1,320,000      U.S. Treasury Notes, 5.875%, 8/31/99. . . . . . . . . .      1,321,236
    3,290,000      U.S. Treasury Notes, 6.00%, 8/15/00 . . . . . . . . . .      3,301,305
    2,140,000      U.S. Treasury Notes, 5.625%, 11/30/00 . . . . . . . . .      2,121,609
      265,000      U.S. Treasury Notes, 6.625%, 6/30/01. . . . . . . . . .        270,673
    4,270,000      U.S. Treasury Notes, 5.875%, 9/30/02. . . . . . . . . .      4,247,310
      550,000      U.S. Treasury Notes, 7.00%, 7/15/06 . . . . . . . . . .        579,989
    1,660,000      U.S. Treasury Notes, 6.125%, 8/15/07. . . . . . . . . .      1,661,040
      855,000      U.S. Treasury Notes, 6.375%, 8/15/27. . . . . . . . . .        851,389
                                                                              -----------
TOTAL U.S. TREASURY SECURITIES (Cost $19,181,076). . . . . . . . . . . . .     19,327,149

                   SHORT TERM INSTRUMENTS - 37.71%
                   MUTUAL FUNDS - 6.00%
   27,942,445      BT Institutional Cash Management Fund . . . . . . . . .     27,942,445
                                                                              -----------

                   REPURCHASE AGREEMENT - 4.68%
   21,803,690      Sanwa Bank, dated 9/30/97, 6.02%, principal
                    and interest in the amount of $21,807,336,
                    due 10/01/97 (collateralized by U.S.
                    Treasury Notes, par value of $20,794,000,
                    7.00%, due 7/15/06, value of $22,108,252). . . . . . .     21,803,690
                                                                              -----------

                   U.S. TREASURY BILLS - 27.03%
  128,005,000      4.07% to 5.07% maturing 10/02/97 to
                    2/05/98 (d). . . . . . . . . . . . . . . . . . . . . .    125,887,792
                                                                              -----------

TOTAL SHORT TERM INSTRUMENTS (Cost $175,612,884) . . . . . . . . . . . . .    175,633,927
                                                                              -----------

TOTAL INVESTMENTS (Cost $413,214,684). . . . . . . . . . . . . . . 100.88%    469,872,881
                                                                    -------   ------------
Liabilities in Excess of Other Assets. . . . . . . . . . . . . . . (0.88)%     (4,110,350)
                                                                   --------   -----------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . .. 100.00%  $465,762,531
                                                                   --------   -----------
                                                                   --------   -----------


---------------------
(a) Non-income producing security
(b) The following abbreviations are used in the portfolio description:
FGHLMC   --   Federal Gold Home Loan Mortgage Corporation
FNMA     --   Federal National Mortgage Association
GNMA     --   Government National Mortgage Association
TBA      --   To be announced
(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d) Includes collateral with value of $2,989,797 for futures contracts.


                 See Notes to Financial Statements on Pages 15 and 16

--------------------------------------------------------------------------------
ASSET MANAGEMENT PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------


ASSETS
  Investments, at Value (Cost of $413,214,684, including Repurchase Agreement amounting to $21,803,690).         $  469,872,881
  Cash*. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              7,436,781
  Receivable for Securities Sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              3,464,140
  Dividends, Interest Receivable and Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,173,859
  Net Unrealized Appreciation on Forward Currency Contracts. . . . . . . . . . . . . . . . . . . . . . .                713,780
TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            482,661,441
                                                                                                                  --------------

LIABILITIES
  Payable for Securities Purchased . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             16,443,982
  Due to Bankers Trust . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                217,194
  Variation Margin Payable . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                229,756
  Accrued Expenses and Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  7,978
TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             16,898,910
                                                                                                                  --------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $  465,762,531
                                                                                                                  --------------
                                                                                                                  --------------

COMPOSITION OF NET ASSETS
  Paid-in Capital. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $  405,858,636
  Net Unrealized Appreciation on:
    Investments, Foreign Currency and Forward Foreign Currency Contracts . . . . . . . . . . . . . . . .             57,400,651
    Futures Contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,503,244
                                                                                                                  --------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $  465,762,531
                                                                                                                  --------------
                                                                                                                  --------------



* Includes foreign currency of $6,670,695 with a value of $6,699,369.

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1997 (UNAUDITED)
-------------------------------------------------------------------------------


INVESTMENT INCOME
  Dividends (net of foreign withholding tax of $15,155). . . . . . . . . . . . . . . . . . . . . . . . .         $    1,818,976
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              5,570,504
                                                                                                                  --------------
Total Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              7,389,480
                                                                                                                  --------------

EXPENSES
  Advisory Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,345,804
  Administration and Services Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                207,047
  Professional Fees and Other. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 11,616
  Trustees Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  1,103
                                                                                                                  --------------
  Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,565,570
  Less Expenses Absorbed by Bankers Trust. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               (323,289)
    Net Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,242,281
                                                                                                                  --------------
NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              6,147,199
                                                                                                                  --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCIES, FORWARD FOREIGN CURRENCY
  AND FUTURES CONTRACTS
  Net Realized Gain (Loss) from:
    Investment, Foreign Currency and Forward Foreign Currency Transactions . . . . . . . . . . . . . . .               (672,721)
    Futures Transactions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             11,953,197
  Net Change in Unrealized Appreciation on:
    Investments, Foreign Currency and Forward Foreign Currency Contracts . . . . . . . . . . . . . . . .             47,650,354
    Futures Contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              4,810,972
                                                                                                                  --------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, FOREIGN CURRENCIES, FORWARD FOREIGN CURRENCY
  AND FUTURES CONTRACTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             63,741,802
NET INCREASE IN NET ASSETS FROM OPERATIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             69,889,001
                                                                                                                  --------------
                                                                                                                  --------------

                 See Notes to Financial Statements on Pages 15 and 16

--------------------------------------------------------------------------------
ASSET MANAGEMENT PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                FOR THE                FOR THE
                                                                                              SIX MONTHS ENDED        YEAR ENDED
                                                                                             SEPTEMBER 30, 1997+    MARCH 31, 1997
                                                                                             ------------------     --------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $6,147,199        $9,037,347
Net Realized Gain from Investments, Foreign Currencies, Forward Foreign Currency
  and Futures Transactions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         11,280,476        29,068,603
Net Change in Unrealized Appreciation (Depreciation) on Investments, Foreign
  Currencies, Forward Foreign Currency and Futures Contracts . . . . . . . . . . . . . . .         52,461,326        (1,730,893)
                                                                                               --------------      ------------
Net Increase in Net Assets from Operations . . . . . . . . . . . . . . . . . . . . . . . .         69,889,001        36,375,057
                                                                                               --------------      ------------

CAPITAL TRANSACTIONS
  Proceeds from Capital Invested . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        101,721,405       166,792,562
  Value of Capital Withdrawn . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (54,386,568)      (94,771,334)
                                                                                               --------------      ------------
Net Increase in Net Assets from Capital Transactions . . . . . . . . . . . . . . . . . . .         47,334,837        72,021,228
                                                                                               --------------      ------------
Total Increase in Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        117,223,838       108,396,285
NET ASSETS
Beginning of Period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        348,538,693       240,142,408
                                                                                               --------------      ------------
End of Period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $465,762,531      $348,538,693
                                                                                               --------------      ------------
                                                                                               --------------      ------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Contained below are selected ratios to average net assets and other supplemental data for the periods indicated for the Asset Management Portfolio.

                                                                                                                  FOR THE PERIOD
                                                                                      FOR THE YEAR ENDED        SEPTEMBER 16, 1993
                                                               FOR THE                     MARCH 31,              (COMMENCEMENT
                                                           SIX MONTHS ENDED    ------------------------------   OF OPERATIONS) TO
                                                          SEPTEMBER 30, 1997+     1997        1996      1995     MARCH 31, 1994
                                                          ------------------   --------    --------   -------  -------------------
SUPPLEMENTAL DATA AND RATIOS:
  Net Assets, End of Period (000s omitted) . . . . . .            $465,763     $348,539    $240,142   $96,529        $36,283
  Ratios to Average Net Assets:
   Net Investment Income . . . . . . . . . . . . . . .               2.97%*       3.12%       3.99%     3.78%          2.83%*
   Expenses. . . . . . . . . . . . . . . . . . . . . .               0.60%*       0.60%       0.60%     0.60%          0.60%*
   Decrease Reflected in Above Expense Ratio Due to
     Absorption of Expenses by Bankers Trust . . . . .               0.16%*       0.16%       0.17%     0.19%          0.33%*
   Portfolio Turnover Rate . . . . . . . . . . . . . .                 70%         137%        154%       92%            56%
   Average Commission Paid Per Share** . . . . . . . .              0.0563       0.0466

--------------

+   Unaudited
*   Annualized
** For fiscal years beginning on or after September 1, 1995, the Portfolio is required to disclose its average commission rate per share for security trades on which commissions are charged.

                 See Notes to Financial Statements on Pages 15 and 16

--------------------------------------------------------------------------------
ASSET MANAGEMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE--1 ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
The Asset Management Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on June 9, 1992 as an unincorporated trust under the laws of New York and commenced operations on September 16, 1993. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. SECURITY VALUATION
The Portfolio's investments listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the closing price of a security traded on that exchange prior to the time when the Portfolio assets are valued. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost. Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

C. SECURITY TRANSACTIONS AND INVESTMENT INCOME
Security transactions are accounted for on a trade date basis. Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security and foreign currency transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. REPURCHASE AGREEMENTS
The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Advisers, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

E. FOREIGN CURRENCY TRANSACTIONS
The books and records of the Asset Management Portfolio are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

F. FORWARD FOREIGN CURRENCY CONTRACTS
The Portfolio may enter into forward foreign currency contracts for the purpose of settling specific purchases or sales of securities denominated in a foreign currency or with respect to the Portfolio's investments. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using prevailing exchange rates. With respect to forward foreign currency contracts, losses in excess of amounts recognized in the Statement of Assets and Liabilities may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

G. OPTION CONTRACTS
The Portfolio may enter into option contracts. Upon the purchase of a put option or a call option by the Portfolio, the premium paid is recorded as an investment, valued at mark-to-market daily to reflect the current market value. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

H. FUTURES CONTRACTS
The Portfolio may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

I. FEDERAL INCOME TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

J. OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to

--------------------------------------------------------------------------------
ASSET MANAGEMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.10 of 1% of the Portfolio's average daily net assets. For the six months ended September 30, 1997, this fee aggregated $207,047.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.65 of 1% of the Portfolio's average daily net assets. For the six months ended September 30, 1997, this fee aggregated $1,345,804.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.60 of 1% of the average daily net assets of the Portfolio. For the six months ended September 30, 1997, expenses of the Portfolio have been reduced by $323,289.

Certain trustees and officers of the Portfolio are also directors, officers and/or employees of Edgewood and/or Signature. None of the trustees so affiliated received compensation for services as trustees of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

For the six months ended September 30, 1997, the Portfolio paid brokerage commissions of $15,372.

NOTE 3--PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended September 30, 1997 was $194,789,800 and $194,876,973, respectively. For Federal income tax purposes, the tax basis of investments held at September 30, 1997 was $413,489,825. The aggregate gross unrealized appreciation for all investments was $58,278,514 and the aggregate gross unrealized depreciation for all investments was $1,895,458.

--------------------------------------------------------------------------------

NOTE 4--FUTURES CONTRACTS

A summary of obligations under these financial instruments at September 30, 1997 is as follows:


                                                                                                                    Unrealized
Type of Futures                               Expiration          Contracts      Position       Market Value       Appreciation
----------------------------------          --------------        ---------      ---------      -------------      ------------
S&P 500                                     December 1997            137            Long        $  65,383,250       $ 1,078,875
French 10 Year Bond Futures                 December 1997            113            Long            9,520,070            91,540
US Treasury Futures                         December 1997            251            Long           27,641,375           298,062
Japanese Bond Futures                       December 1997            25             Long           26,714,576           360,124
Australian 10 Year Bond Futures             December 1997            127            Long           81,121,285           375,298
DAX                                         December 1997            99             Long           23,498,809           299,345
                                                                                                -------------       ------------
Total                                                                752                        $ 233,879,365       $ 2,503,244
                                                                     ---                        -------------       ------------
                                                                     ---                        -------------       ------------



At September 30, 1997, the Portfolio segregated sufficient securities to cover margin requirements on open futures contracts.

--------------------------------------------------------------------------------
NOTE 5--OPEN FORWARD FOREIGN CURRENCY CONTRACTS
As of September 30, 1997, the Portfolio had the following open forward foreign currency contracts outstanding:


                                                                                                                Net Unrealized
   Contracts To Deliver                      In Exchange For             Settlement Date     Value (USD)        Appreciation (USD)
-----------------------------------------    --------------------        ---------------     -----------        ------------------
Sales
-----------------------------------------
DEM                          24,922,000     USD       13,755,381             10/6/97         $14,157,010             $  401,629
FRF                          59,648,000     USD        9,777,159             10/6/97          10,089,310                312,151
-----------------------------------------                                                                             ----------
Total                                                                                                                $  713,780
                                                                                                                      ----------
                                                                                                                      ----------




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

BT PYRAMID MUTUAL FUNDS
BT INSTITUTIONAL ASSET MANAGEMENT FUND



INVESTMENT ADVISER OF THE PORTFOLIO AND ADMINISTRATOR
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006


DISTRIBUTOR
EDGEWOOD SERVICES, INC.
Clearing Operations
P.O. Box 897
Pittsburgh, PA  15230-0897


CUSTODIAN AND TRANSFER AGENT
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006


INDEPENDENT ACCOUNTANTS
COOPERS & LYBRAND L.L.P.
1100 Main Street, Suite 900
Kansas City, MO  64105

COUNSEL
WILLKIE FARR & GALLAGHER
153 East 53rd Street
New York, NY  10022


                                   ----------------
              For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or the BT Mutual Fund Service Center at
              (800) 368-4031.

                                   ---------------